Inventory	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Inventory	6. Inventory For the year ended December 31, 2023, the cost of revenue includes inventory costs of $2,574 (2022 – $2,041) and there was no write-down to net realizable value (nil in 2022).